LINES OF CREDIT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LINES OF CREDIT

11. LINES OF CREDIT

Lines of Credit – working capital

The Company has entered into unsecured revolving credit agreements with several financial institutions to fund working capital requirements (“WC Lines of Credit”). The WC Lines of Credit provide the Company with the ability to borrow funds under consolidated lines of credit of up to approximately $50,000. Interest rates range from 5.6% to 7.5%. The WC Lines of Credit renew automatically on an annual basis. The Company and certain of its subsidiaries are borrowers under the WC Lines of Credit, and their obligations are cross guaranteed by certain other subsidiaries.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Lines of Credit – wheat inventories

The Company has entered into credit agreements with several financial institutions for asset-based credit facilities in order to fund wheat raw material purchases (“Wheat Credit Facilities”). The Wheat Credit Facilities provide the ability to borrow funds under consolidated lines of credit of up to approximately $142,000, subject to certain borrowing base criteria. The Wheat Credit Facilities are secured by the Company’s inventory. Interest rates range from 1.4% to 7.5% per annum. The Wheat Credit Facilities must be renewed on a semi-annual basis. The Company and certain of its subsidiaries are borrowers under the Wheat Credit Facilities, and their obligations are cross guaranteed by certain other subsidiaries.